Related Party Transactions and Balances (Details) - Schedule of transactions with related parties - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Schedule of transactions with related parties [Abstract]
Contributions by the shareholders		$ 2,041,928	$ 77,090,648
Amounts paid on behalf of the Group by the shareholders*	[1]		1,135,484
Amounts paid by the Group on behalf of the shareholders			(1,647,064)
Distributions to shareholders			(53,279,016)
Total		$ 2,041,928	$ 23,300,052

[1]	These include expenses paid on behalf of the Group which includes other operational expenses paid by the shareholders on behalf of the Group.